Derivative Financial Asset - Additional Information (Detail) - AUD ($)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of detailed information about hedged items [line items]
Derivative financial assets	$ 0	$ 9,242	$ 0
Forward contract [member]
Disclosure of detailed information about hedged items [line items]
Derivative financial assets	$ 0